Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries adopted ASC 820-10 (“Fair Value Measurements and Disclosures”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (recurring) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (nonrecurring). The Company and its subsidiaries measure mainly trading securities, available-for-sale securities, certain investment funds and derivatives at fair value on a recurring basis.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and March 31, 2011:

	March 31, 2010
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥49,596	¥1,157	¥48,386	¥53
Available-for-sale securities	845,234	67,224	376,206	401,804
Japanese and foreign government bond securities	146,453	0	146,453	0
Japanese prefectural and foreign municipal bond securities	19,247	0	19,247	0
Corporate debt securities	199,291	0	192,450	6,841
Specified bonds issued by SPEs in Japan	246,305	0	0	246,305
CMBS and RMBS in the U.S., and other asset-backed securities	149,358	0	700	148,658
Equity securities	84,580	67,224	17,356	0
Other securities	14,692	0	14,692	0
Investment funds	14,692	0	14,692	0
Derivative assets	17,074	1,015	15,531	528
Interest rate swap agreements	192	0	192	0
Options held/written, caps held	555	2	553	0
Futures, Foreign exchange contracts	2,075	1,013	1,062	0
Foreign currency swap agreements	13,724	0	13,724	0
Credit derivatives held/written	528	0	0	528

	¥926,596	¥69,396	¥454,815	¥402,385

Financial Liabilities:
Derivative liabilities	¥31,975	¥660	¥31,280	¥35
Interest rate swap agreements	2,956	0	2,956	0
Options held/written, caps held	189	0	189	0
Futures, Foreign exchange contracts	5,737	660	5,077	0
Foreign currency swap agreements	23,053	0	23,053	0
Credit derivatives held/written	40	0	5	35

	¥31,975	¥660	¥31,280	¥35

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥0
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	0
Japanese prefectural and foreign municipal bond securities	34,968	0	34,968	0
Corporate debt securities	292,032	0	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	0	0	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	93,380	0	2,591	90,789
Equity securities	71,371	54,919	16,452	0
Other securities	10,023	0	10,023	0
Investment funds	10,023	0	10,023	0
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	0	2,070	0
Options held/written, caps held and other	3,467	0	333	3,134
Futures, Foreign exchange contracts	2,633	1,306	1,327	0
Foreign currency swap agreements	14,766	0	14,766	0
Credit derivatives held/written	49	0	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	0	1,320	0
Options held/written, caps held and other	2,071	0	2,071	0
Futures, Foreign exchange contracts	4,968	977	3,991	0
Foreign currency swap agreements	33,481	0	33,481	0
Credit derivatives held/written	236	0	0	236

	¥42,076	¥977	¥40,863	¥236

	March 31, 2011
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	$866	$9	$857	$0
Available-for-sale securities	10,624	901	5,926	3,797
Japanese and foreign government bond securities	2,037	241	1,796	0
Japanese prefectural and foreign municipal bond securities	420	0	420	0
Corporate debt securities	3,512	0	3,481	31
Specified bonds issued by SPEs in Japan	2,674	0	0	2,674
CMBS and RMBS in the U.S., and other asset-backed securities	1,123	0	31	1,092
Equity securities	858	660	198	0
Other securities	121	0	121	0
Investment funds	121	0	121	0
Derivative assets	276	16	222	38
Interest rate swap agreements	25	0	25	0
Options held/written, caps held and other	41	0	4	37
Futures, Foreign exchange contracts	32	16	16	0
Foreign currency swap agreements	177	0	177	0
Credit derivatives held/written	1	0	0	1

	$11,887	$926	$7,126	$3,835

Financial Liabilities:
Derivative liabilities	$506	$12	$491	$3
Interest rate swap agreements	16	0	16	0
Options held/written, caps held and other	25	0	25	0
Futures, Foreign exchange contracts	60	12	48	0
Foreign currency swap agreements	402	0	402	0
Credit derivatives held/written	3	0	0	3

	$506	$12	$491	$3

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of the reporting period. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the year ended March 31, 2011, there were no significant transfers between Level 1 and Level 2.

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2009, 2010 and 2011:

	2009
	Millions of yen
	Balance at April 1, 2008	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2009	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2009 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥0	¥(734)	¥(86)	¥(820)	¥154	¥832	¥166	¥(734)
Available-for-sale securities	437,939	(2,305)	(3,438)	(5,743)	(51,090)	66,753	447,859	(4,323)
Corporate debt securities	12,969	(1,663)	251	(1,412)	(3,251)	1,870	10,176	(1,565)
Specified bonds issued by SPEs in Japan	341,720	(104)	(2,273)	(2,377)	(38,578)	0	300,765	(185)
CMBS and RMBS in the U.S., and other asset-backed securities	83,250	(538)	(1,416)	(1,954)	(9,261)	64,883	136,918	(2,573)
Investment in affiliates	0	954	0	954	6,000	0	6,954	954
Derivative assets and liabilities (net)	0	668	0	668	0	0	668	668
Options held/written, caps held	0	438	0	438	0	0	438	438
Credit derivatives held/written	0	230	0	230	0	0	230	230

	2010
	Millions of yen
	Balance at April 1, 2009	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥166	¥0	¥(170)	¥(170)	¥57	¥0	¥53	¥0
Available-for-sale securities	447,859	(9,394)	(519)	(9,913)	(36,997)	855	401,804	(8,691)
Corporate debt securities	10,176	(1,302)	492	(810)	(3,380)	855	6,841	(801)
Specified bonds issued by SPEs in Japan	300,765	(989)	(1,910)	(2,899)	(51,561)	0	246,305	(515)
CMBS and RMBS in the U.S., and other asset-backed securities	136,918	(7,103)	899	(6,204)	17,944	0	148,658	(7,375)
Investment in affiliates	6,954	(6,954)	0	(6,954)	0	0	0	0
Derivative assets and liabilities (net)	668	(175)	0	(175)	0	0	493	(175)
Options held/written, caps held	438	(438)	0	(438)	0	0	0	(438)
Credit derivatives held/written	230	263	0	263	0	0	493	263
	2011
	Millions of yen
	Balance at March 31, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	148,658	(1,013)	(3,516)	(4,529)	(3,932)	(49,408)	90,789	(501)
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2011
	Millions of U.S. dollars
	Balance at March 31, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	$1	$(1)	$(0)	$(1)	$(0)	$0	$0	$0
Available-for-sale securities	4,832	(75)	(39)	(114)	(397)	(524)	3,797	(70)
Corporate debt securities	82	0	(1)	(1)	(25)	(25)	31	(1)
Specified bonds issued by SPEs in Japan	2,962	(63)	4	(59)	(325)	96	2,674	(63)
CMBS and RMBS in the U.S., and other asset-backed securities	1,788	(12)	(42)	(54)	(47)	(595)	1,092	(6)
Derivative assets and liabilities (net)	6	(3)	0	(3)	0	32	35	(3)
Options held/written, caps held and other	0	5	0	5	0	32	37	5
Credit derivatives held/written	6	(8)	0	(8)	0	0	(2)	(8)

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains (losses) on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; investments in affiliates are included in “equity in net income (loss) of affiliates” and derivative assets and liabilities (net) are included in “other operating revenues /expenses,” respectively.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

In fiscal 2009, net amount of ¥66,753 million of available-for-sale securities, mainly CMBS and RMBS in the United States, was transferred from other levels to Level 3 due to a certain market becoming inactive.

In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors.

With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that the market had become inactive during fiscal 2009 because there were few recent transactions and because brokers quotes or pricing evaluation from independent pricing service vendors for these securities were not available. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as present value techniques in order to estimate the fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

From April 1, 2010, the Company and its subsidiaries adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). As a result, there was an increase of ¥9,225 million in the Level 3 specified bonds issued by SPEs in Japan because these bonds are held by variable interest entities that have become subject to consolidation. On the other hand, there were decreases of ¥49,408 million in the Level 3 CMBS and RMBS in the United States and other asset-backed securities, and decreases of ¥1,296 million in the Level 3 specified bonds issued by SPEs in Japan, respectively, that are held by the Company and its subsidiaries, because these securities were issued by newly consolidated variable interest entities and accordingly have been eliminated in consolidation.

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2010 and March 31, 2011. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2010
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥10,138	¥0	¥0	¥10,138
Real estate collateral-dependent loans (net of allowance for probable loan losses)	105,948	0	0	105,948
Investment in operating leases	21,174	0	0	21,174
Land and buildings undeveloped or under construction	33,978	0	0	33,978
Certain investment in affiliates	502	0	502	0

	¥171,740	¥0	¥502	¥171,238

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥0	¥0	¥3,776
Loans held for sale	11,439	0	11,439	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	0	0	110,329
Investment in operating leases and other operating assets	26,813	0	0	26,813
Land and buildings undeveloped or under construction	30,595	0	0	30,595
Certain investment in affiliates	2,090	236	0	1,854

	¥185,042	¥236	¥11,439	¥173,367

	March 31, 2011
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	$45	$0	$0	$45
Loans held for sale	138	0	138	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	1,327	0	0	1,327
Investment in operating leases and other operating assets	322	0	0	322
Land and buildings undeveloped or under construction	368	0	0	368
Certain investment in affiliates	25	3	0	22

	$2,225	$3	$138	$2,084

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the United States are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820-10 (“Fair Value Measurements and Disclosures”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies. Real estate collateral-dependent loans whose fair values are estimated using an appraisal of the underlying collateral based on techniques other than recent transactions involving sales of similar assets are classified as Level 3 because such techniques involve unobservable inputs.

Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies. The Company and its subsidiaries classified the assets as Level 3 because such techniques involve unobservable inputs.

Trading securities, Available-for-sale securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available, then fair value is estimated by using valuation models including discounted cash flow methodology and commonly used option-pricing models. Such securities are classified as Level 3, as the valuation models are based on inputs that are unobservable in the market.

The Company and its subsidiaries classified CMBS and RMBS in the United States, as level 3 due to a certain market being inactive. In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that the market was inactive because there were few recent transactions and brokers quotes or pricing evaluation from independent pricing service vendors for these securities were not available. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as present value techniques in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds do not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use a discounted cash flow model that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs are estimated based on contractual principal and interest repayment schedules on each of the specified bond issued by the SPEs. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodology) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

The fair value is based on the net asset value if the investments meet certain requirements that the investees have all of the attributes specified in ASC 946-10 (“Financial Services—Investment Companies”) and the investees calculate the net asset value. These investments are classified as Level 2, because they are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodology. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3.